ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS RECEIVABLE
Accounts receivable	$ 54,096,532	$ 48,575,436
Less: Allowance for doubtful accounts	(17,169,851)	(9,510,186)	(9,414,581)
Accounts receivable, net	$ 36,926,681	$ 39,065,250